Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information
Entity Registrant Name	KINROSS GOLD CORP
Entity Central Index Key	0000701818
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	1,250,228,821
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY